UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                     FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John M. Oliver
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ John M. Oliver              St. Helena, CA
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:       62
                                          -----------

Form 13F Information Table Value Total:   $179,780,546
                                          ------------
                                          (thousands)

List of Other Included Managers:

NONE

AS OF 09/30/11
                                                            Market       Total       12/31/11    Discr-   Voting
Name of Issuer        Symbol         Class   Cusip           Value      Shares        PRICE      etion    Auth
3M CO                 MMM            com     88579Y10     $1,321,901      16174      $ 81.73      sole    none
ABBOTT LABS           ABT            com      2069485     $4,293,385      76354      $ 56.23      sole    none
AIR PRODS & CHEM      APD            com     00915810       $610,960       8000      $ 76.37      sole    none
ALTRIA GROUP INC      MO             com     02209S10     $5,829,605     196614      $ 29.65      sole    none
AT&T INC              T              com     00206R10       $406,788      13452      $ 30.24      sole    none
BANCO LATINOAM-E      BLX            com     #N/A N/A     $4,615,001     287539      $ 16.05      sole    none
BANK NY MELLON        BK             com     06405810     $1,473,081      73987      $ 19.91      sole    none
BANK OF AMER CRP      BAC H          com     06050576     $1,154,836      52255      $ 22.10      sole    none
BANK OF AMER CRP      BML L          com     06050558     $1,016,623      69158      $ 14.70      sole    none
BANK OF AMER CRP      BAC E          com     06050581       $697,123      43543      $ 16.01      sole    none
BERKSHIRE HATH-A      BRK/A          com     08467010       $427,200          4 $ 106,800.00      sole    none
BERKSHIRE HATH-B      BRK/B          com     08467070     $3,248,854      42580      $ 76.30      sole    none
BROWN-FORMAN -B       BF/B           com     11563720     $3,175,636      39444      $ 80.51      sole    none
CAPITOL FEDERAL       CFFN           com     14057J10       $726,835      62984      $ 11.54      sole    none
CATERPILLAR INC       CAT            com     14912310     $3,257,251      35952      $ 90.60      sole    none
CBS CORP-B            CBS            com     12485720     $2,917,034     107481      $ 27.14      sole    none
CHEVRON CORP          CVX            com     16676410     $3,737,726      35129     $ 106.40      sole    none
COCA-COLA CO/THE      KO             com     19121610       $634,768       9072      $ 69.97      sole    none
COMMONWEALTH REI      CWH            com     20323310     $1,145,514      68841      $ 16.64      sole    none
COMPASS DIVERSIF      CODI           com     20451Q10     $4,266,868     344380      $ 12.39      sole    none
CONS EDISON INC       ED             com     20911510       $327,518       5280      $ 62.03      sole    none
CONSTELLATION-A       STZ            com     21036P10     $1,426,602      69018      $ 20.67      sole    none
DOMINION RES/VA       D              com     25746U10     $3,261,288      61441      $ 53.08      sole    none
EQUITY ONE INC        EQY            com     29475210     $3,051,408     179706      $ 16.98      sole    none
EXXON MOBIL CORP      XOM            com     30231G10     $8,264,439      97504      $ 84.76      sole    none
FRANKLIN RES INC      BEN            com     35461310     $1,369,047      14252      $ 96.06      sole    none
GENERAL ELECTRIC      GE             com     36960410     $2,218,834     123888      $ 17.91      sole    none
GOLDMAN SACHS GP      GS A           com     38143Y66     $3,364,189     201811      $ 16.67      sole    none
GOVERNMENT PROPE      GOV            com     38376A10     $5,778,843     256268      $ 22.55      sole    none
GRACO INC             GGG            com     38410910     $2,694,406      65894      $ 40.89      sole    none
HJ HEINZ CO           HNZ            com     42307410     $1,113,008      20596      $ 54.04      sole    none
IBM                   IBM            com     45920010     $3,484,342      18949     $ 183.88      sole    none
INTEL CORP            INTC           com     45814010     $3,223,189     132915      $ 24.25      sole    none
JOHNSON&JOHNSON       JNJ            com     47816010    $11,688,323     178230      $ 65.58      sole    none
JPMORGAN CHASE        JPM            com     46625H10     $1,464,264      44038      $ 33.25      sole    none
KIMBERLY-CLARK        KMB            com     49436810     $2,777,552      37759      $ 73.56      sole    none
KINDER MORGAN EN      KMP            com     49455010     $1,458,507      17169      $ 84.95      sole    none
KRAFT FOODS INC       KFT            com     50075N10     $3,482,886      93225      $ 37.36      sole    none
LABORATORY CP         LH             com     50540R40     $1,714,156      19939      $ 85.97      sole    none
LIBERTY INTERA-A      LINTA          com     53071M10     $2,269,678     139974      $ 16.22      sole    none
LOCKHEED MARTIN       LMT            com     53983010     $3,976,801      49157      $ 80.90      sole    none
LOWE'S COS INC        LOW            com     54866110     $2,033,902      80138      $ 25.38      sole    none
MCDONALDS CORP        MCD            com     58013510     $4,447,729      44331     $ 100.33      sole    none
ML CAP TRUST V        MER F          com     59021K20       $432,431      21002      $ 20.59      sole    none
ORITANI FINANCIA      ORIT           com     68633D10     $2,560,870     200538      $ 12.77      sole    none
OXFORD INDS INC       OXM            com     69149730     $7,642,110     169373      $ 45.12      sole    none
PEPSICO INC           PEP            com     71344810     $6,213,943      93654      $ 66.35      sole    none
PHILIP MORRIS IN      PM             com     71817210    $12,341,451     157256      $ 78.48      sole    none
PROCTER & GAMBLE      PG             com     74271810       $794,249      11906      $ 66.71      sole    none
PROGRESS ENERGY       PGN            com     74326310     $2,882,621      51457      $ 56.02      sole    none
REDWOOD TRUST         RWT            com     75807540     $4,757,766     467364      $ 10.18      sole    none
SCRIPPS NET-CL A      SNI            com     81106510     $1,344,756      31701      $ 42.42      sole    none
SOTHEBY'S             BID            com     83589810     $1,222,282      42842      $ 28.53      sole    none
STAPLES INC           SPLS           com     85503010     $2,212,608     159295      $ 13.89      sole    none
SYMETRA FINANCIA      SYA            com     87151Q10     $2,461,471     271386       $ 9.07      sole    none
T ROWE PRICE GRP      TROW           com     74144T10     $1,333,313      23412      $ 56.95      sole    none
TRAVELERS COS IN      TRV            com     89417E10     $2,660,342      44961      $ 59.17      sole    none
UNITED TECH CORP      UTX            com     91301710       $422,160       6000      $ 70.36      sole    none
VERIZON COMMUNIC      VZ             com     92343V10     $2,992,069      74578      $ 40.12      sole    none
WALT DISNEY CO        DIS            com     25468710     $2,972,700      79272      $ 37.50      sole    none
WESTAMERICA BANC      WABC           com     95709010     $4,010,485      91355      $ 43.90      sole    none
WINDSTREAM CORP       WIN            com     97381W10       $675,015      57497      $ 11.74      sole    none
                                                        $179,780,546